Going Concern (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Going Concern [Abstract]
Accumulated deficit	$ 116.0	$ 109.6
Net loss	6.9	37.3
Net cash used in operating activities	$ 5.1	$ 21.1